ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
May 31, 2026
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of May 31,
	2026	2025
	$’000	$’000

Accounts receivable – third parties	2,130	1,941
Less: allowance for expected credit loss	(152)	(317)

Accounts receivable, net	1,978	1,624

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS

Movements in the allowance for expected credit loss are as follows:

	As of May 31,
	2026	2025
	$’000	$’000

Opening balance	317	317
Allowance for the expected credit loss	28	133
Reversal of the allowance for the expected credit loss	(195)	(148)
Effect of exchange rate	2	15

Closing balance	152	317